Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
July 31, 2023
MCX-NPRT1-0923
1.929304.111
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)(b)	677,874	12,344,086
Iridium Communications, Inc.	345,286	18,144,779
		30,488,865
Entertainment - 1.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	1,436,783	7,140,812
Electronic Arts, Inc.	759,019	103,492,241
Liberty Media Corp. Liberty Formula One:
Class A (a)	65,002	4,178,329
Series C (a)	537,894	39,051,104
Live Nation Entertainment, Inc. (a)	433,423	38,032,868
Madison Square Garden Sports Corp.	51,470	10,950,243
Playtika Holding Corp. (a)	65,250	779,085
Roblox Corp. (a)	1,271,718	49,914,932
Roku, Inc. Class A (a)	341,270	32,854,063
Spotify Technology SA (a)	388,371	58,026,511
Take-Two Interactive Software, Inc. (a)	456,829	69,867,427
Warner Bros Discovery, Inc. (a)	6,104,300	79,783,201
World Wrestling Entertainment, Inc. Class A	119,365	12,533,325
		506,604,141
Interactive Media & Services - 0.4%
IAC, Inc. (a)	212,876	14,816,170
Match Group, Inc. (a)	772,021	35,906,697
Pinterest, Inc. Class A (a)	1,643,302	47,639,325
TripAdvisor, Inc. (a)	307,495	5,734,782
Zoominfo Technologies, Inc. (a)(b)	863,825	22,088,005
		126,184,979
Media - 1.4%
Cable One, Inc.	15,626	11,312,286
DISH Network Corp. Class A (a)(b)	685,419	5,435,373
Fox Corp.:
Class A	810,220	27,101,859
Class B	372,027	11,685,368
Interpublic Group of Companies, Inc.	1,067,751	36,549,117
Liberty Broadband Corp.:
Class A (a)	46,053	4,090,888
Class C (a)	322,126	28,711,090
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	205,704	6,520,817
Series C (a)	425,124	13,531,697
News Corp.:
Class A	1,053,919	20,888,675
Class B	322,812	6,491,749
Nexstar Broadcasting Group, Inc. Class A	94,746	17,690,973
Omnicom Group, Inc.	546,532	46,247,538
Paramount Global:
Class A (b)	26,235	505,286
Class B (b)	1,596,440	25,590,933
Sirius XM Holdings, Inc. (b)	1,783,872	9,097,747
The New York Times Co. Class A	447,151	18,225,875
The Trade Desk, Inc. (a)	1,220,920	111,421,159
		401,098,430
TOTAL COMMUNICATION SERVICES		1,064,376,415
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.6%
Aptiv PLC (a)	749,861	82,102,281
BorgWarner, Inc.	645,965	30,037,373
Gentex Corp.	648,887	21,789,625
Lear Corp.	162,589	25,162,274
Phinia, Inc.	129,193	3,665,205
QuantumScape Corp. Class A (a)(b)	814,606	10,842,406
		173,599,164
Automobiles - 0.3%
Harley-Davidson, Inc.	362,739	14,005,353
Lucid Group, Inc. Class A (a)(b)	2,062,963	15,699,148
Rivian Automotive, Inc. (a)(b)	1,429,050	39,498,942
Thor Industries, Inc. (b)	141,847	16,381,910
		85,585,353
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	3,035,105	55,087,156
eBay, Inc.	1,480,614	65,902,129
Etsy, Inc. (a)	339,835	34,544,228
Kohl's Corp.	305,987	8,705,330
Macy's, Inc.	749,141	12,428,249
Nordstrom, Inc. (b)	315,943	7,301,443
Ollie's Bargain Outlet Holdings, Inc. (a)	170,646	12,436,680
		196,405,215
Distributors - 0.5%
Genuine Parts Co.	388,557	60,506,096
LKQ Corp.	737,818	40,425,048
Pool Corp.	105,224	40,483,882
		141,415,026
Diversified Consumer Services - 0.2%
ADT, Inc.	581,904	3,712,548
Bright Horizons Family Solutions, Inc. (a)(b)	159,008	15,428,546
Grand Canyon Education, Inc. (a)	83,660	9,081,293
H&R Block, Inc.	420,436	14,130,854
Mister Car Wash, Inc. (a)(b)	207,237	2,057,863
Service Corp. International	412,043	27,462,666
		71,873,770
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	648,467	26,178,613
Boyd Gaming Corp.	203,436	13,898,748
Caesars Entertainment, Inc. (a)	569,617	33,618,795
Carnival Corp. (a)(b)	2,753,045	51,867,368
Choice Hotels International, Inc. (b)	84,138	11,001,044
Churchill Downs, Inc.	196,897	22,810,517
Darden Restaurants, Inc.	334,378	56,483,132
Domino's Pizza, Inc.	98,013	38,885,678
Doordash, Inc. (a)(b)	835,789	75,881,283
Draftkings Holdings, Inc. (a)	1,157,874	36,797,236
Expedia, Inc. (a)	397,797	48,742,066
Hilton Worldwide Holdings, Inc.	712,308	110,756,771
Hyatt Hotels Corp. Class A	128,805	16,274,512
Marriott Vacations Worldwide Corp.	101,135	12,996,859
MGM Resorts International	830,665	42,172,862
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,170,561	25,834,281
Penn Entertainment, Inc. (a)	424,403	11,157,555
Planet Fitness, Inc. (a)	236,018	15,940,656
Royal Caribbean Cruises Ltd. (a)	648,347	70,741,141
Texas Roadhouse, Inc. Class A	185,118	20,649,913
Travel+Leisure Co.	205,519	8,370,789
Vail Resorts, Inc.	110,761	26,083,108
Wendy's Co. (b)	478,937	10,292,356
Wingstop, Inc.	82,928	13,980,002
Wyndham Hotels & Resorts, Inc.	232,766	18,137,127
Wynn Resorts Ltd.	287,652	31,348,315
Yum! Brands, Inc.	776,836	106,947,012
		957,847,739
Household Durables - 1.7%
D.R. Horton, Inc.	862,138	109,508,769
Garmin Ltd.	425,613	45,068,161
Leggett & Platt, Inc.	366,806	10,732,744
Lennar Corp.:
Class A	688,144	87,277,304
Class B	39,103	4,493,326
Mohawk Industries, Inc. (a)	146,430	15,571,366
Newell Brands, Inc.	1,053,255	11,754,326
NVR, Inc. (a)	8,182	51,599,292
PulteGroup, Inc.	614,403	51,849,469
Tempur Sealy International, Inc.	461,988	20,618,524
Toll Brothers, Inc.	305,741	24,560,175
TopBuild Corp. (a)	87,720	24,029,140
Whirlpool Corp.	148,154	21,372,696
		478,435,292
Leisure Products - 0.3%
Brunswick Corp.	196,358	16,947,659
Hasbro, Inc.	361,831	23,359,809
Mattel, Inc. (a)	974,697	20,761,046
Peloton Interactive, Inc. Class A (a)	853,530	8,287,776
Polaris, Inc.	149,269	20,276,701
YETI Holdings, Inc. (a)	239,862	10,218,121
		99,851,112
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	164,398	12,229,567
AutoNation, Inc. (a)	84,340	13,577,053
Bath & Body Works, Inc.	634,475	23,513,644
Best Buy Co., Inc.	539,649	44,817,849
Burlington Stores, Inc. (a)	178,939	31,783,145
CarMax, Inc. (a)(b)	437,456	36,138,240
Dick's Sporting Goods, Inc.	166,433	23,467,053
Five Below, Inc. (a)	151,728	31,611,012
Floor & Decor Holdings, Inc. Class A (a)(b)	288,199	33,099,655
GameStop Corp. Class A (a)(b)	741,603	16,463,587
Gap, Inc. (b)	538,110	5,542,533
Lithia Motors, Inc. Class A (sub. vtg.)	74,934	23,269,255
Murphy U.S.A., Inc.	54,717	16,799,761
Penske Automotive Group, Inc.	55,597	8,974,468
Petco Health & Wellness Co., Inc. (a)(b)	226,977	1,852,132
RH (a)(b)	45,036	17,481,624
Ross Stores, Inc.	930,487	106,671,030
Tractor Supply Co.	303,389	67,956,102
Ulta Beauty, Inc. (a)	138,566	61,634,157
Valvoline, Inc.	475,197	18,043,230
Victoria's Secret & Co. (a)	216,520	4,436,495
Wayfair LLC Class A (a)(b)	227,764	17,735,983
Williams-Sonoma, Inc. (b)	180,460	25,018,974
		642,116,549
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	338,758	12,503,558
Carter's, Inc. (b)	101,862	7,640,669
Columbia Sportswear Co.	98,951	7,778,538
Crocs, Inc. (a)	168,459	18,252,533
Deckers Outdoor Corp. (a)	72,583	39,462,651
PVH Corp.	172,666	15,477,780
Ralph Lauren Corp.	112,529	14,778,434
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	380,449	21,145,355
Tapestry, Inc.	653,535	28,200,035
Under Armour, Inc.:
Class A (sub. vtg.) (a)	522,143	4,208,473
Class C (non-vtg.) (a)	512,791	3,804,909
VF Corp.	968,005	19,176,179
		192,429,114
TOTAL CONSUMER DISCRETIONARY		3,039,558,334
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	26,024	9,666,355
Brown-Forman Corp.:
Class A (b)	132,306	9,514,124
Class B (non-vtg.)	512,449	36,178,899
Celsius Holdings, Inc. (a)	150,566	21,786,900
Molson Coors Beverage Co. Class B	484,107	33,776,145
		110,922,423
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	1,153,518	25,065,946
BJ's Wholesale Club Holdings, Inc. (a)	368,340	24,424,625
Casey's General Stores, Inc.	103,128	26,056,320
Dollar Tree, Inc. (a)	577,780	89,168,787
Grocery Outlet Holding Corp. (a)	262,793	8,790,426
Kroger Co.	1,807,885	87,935,526
Performance Food Group Co. (a)	424,293	25,355,750
U.S. Foods Holding Corp. (a)	627,471	26,811,836
Walgreens Boots Alliance, Inc.	1,984,576	59,477,743
		373,086,959
Food Products - 1.6%
Bunge Ltd.	413,598	44,945,695
Campbell Soup Co.	529,707	24,271,175
Conagra Brands, Inc.	1,317,649	43,232,064
Darling Ingredients, Inc. (a)	438,834	30,389,255
Flowers Foods, Inc.	520,299	12,856,588
Freshpet, Inc. (a)(b)	126,440	9,298,398
Hormel Foods Corp.	801,715	32,774,109
Ingredion, Inc.	182,626	20,318,969
Kellogg Co.	719,736	48,143,141
Lamb Weston Holdings, Inc.	402,574	41,718,744
McCormick & Co., Inc. (non-vtg.)	696,127	62,289,444
Pilgrim's Pride Corp. (a)	113,699	2,816,324
Post Holdings, Inc. (a)(b)	148,129	12,635,404
Seaboard Corp.	708	2,552,340
The J.M. Smucker Co.	285,571	43,021,271
Tyson Foods, Inc. Class A	769,632	42,883,895
		474,146,816
Household Products - 0.5%
Church & Dwight Co., Inc.	676,720	64,741,802
Reynolds Consumer Products, Inc.	150,369	4,162,214
Spectrum Brands Holdings, Inc.	111,164	8,716,369
The Clorox Co.	342,579	51,893,867
		129,514,252
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	997,573	12,010,779
Olaplex Holdings, Inc. (a)	360,735	1,298,646
		13,309,425
TOTAL CONSUMER STAPLES		1,100,979,875
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	2,806,774	100,454,441
Halliburton Co.	2,489,087	97,273,520
NOV, Inc.	1,086,246	21,811,820
TechnipFMC PLC	1,215,550	22,293,187
		241,832,968
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream GP LP	938,727	11,208,400
Antero Resources Corp. (a)	783,026	20,945,946
APA Corp.	859,311	34,793,502
Cheniere Energy, Inc.	671,851	108,745,803
Chesapeake Energy Corp.	351,331	29,631,257
Coterra Energy, Inc.	2,097,387	57,762,038
Devon Energy Corp.	1,775,799	95,893,146
Diamondback Energy, Inc.	501,885	73,937,698
DT Midstream, Inc.	268,656	14,378,469
EQT Corp.	998,477	42,115,760
Hess Corp.	770,003	116,832,555
HF Sinclair Corp.	390,927	20,363,387
Marathon Oil Corp.	1,721,553	45,225,197
New Fortress Energy, Inc.	179,320	5,119,586
ONEOK, Inc.	1,238,223	83,010,470
Ovintiv, Inc.	671,820	30,964,184
PDC Energy, Inc.	240,042	18,216,787
Phillips 66 Co.	1,276,917	142,440,091
Range Resources Corp.	648,212	20,373,303
Southwestern Energy Co. (a)	3,037,572	19,683,467
Targa Resources Corp.	619,333	50,779,113
Texas Pacific Land Corp.	16,004	24,106,825
The Williams Companies, Inc.	3,374,513	116,251,973
		1,182,778,957
TOTAL ENERGY		1,424,611,925
FINANCIALS - 14.6%
Banks - 2.4%
Bank OZK (b)	305,099	13,341,979
BOK Financial Corp.	78,443	6,987,702
Citizens Financial Group, Inc.	1,337,460	43,146,460
Columbia Banking Systems, Inc.	575,640	12,865,554
Comerica, Inc.	364,335	19,659,517
Commerce Bancshares, Inc.	316,413	16,826,843
Cullen/Frost Bankers, Inc.	163,888	17,794,959
East West Bancorp, Inc.	388,868	24,191,478
Fifth Third Bancorp	1,880,346	54,718,069
First Citizens Bancshares, Inc.	30,054	43,016,290
First Hawaiian, Inc.	352,128	7,285,528
First Horizon National Corp.	1,479,647	20,167,589
FNB Corp., Pennsylvania	989,884	12,660,616
Huntington Bancshares, Inc.	3,984,187	48,766,449
KeyCorp	2,580,338	31,763,961
M&T Bank Corp.	458,201	64,083,992
New York Community Bancorp, Inc.	1,971,873	27,349,879
Nu Holdings Ltd. (a)	6,389,955	50,864,042
Pinnacle Financial Partners, Inc.	208,297	15,809,742
Popular, Inc.	194,824	14,134,481
Prosperity Bancshares, Inc.	241,145	15,269,301
Regions Financial Corp.	2,589,038	52,738,704
Synovus Financial Corp.	400,370	13,572,543
Webster Financial Corp.	480,667	22,745,162
Western Alliance Bancorp.	299,329	15,550,142
Wintrust Financial Corp.	168,415	14,207,489
Zions Bancorp NA	402,845	15,408,821
		694,927,292
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	98,712	13,685,432
Ameriprise Financial, Inc.	291,282	101,497,213
Ares Management Corp.	443,890	44,042,766
Bank of New York Mellon Corp.	2,189,390	99,310,730
Blue Owl Capital, Inc. Class A	1,237,300	15,243,536
Carlyle Group LP	584,160	20,825,304
Cboe Global Markets, Inc.	291,315	40,690,879
Coinbase Global, Inc. (a)(b)	461,595	45,517,883
Evercore, Inc. Class A	98,554	13,310,703
FactSet Research Systems, Inc.	106,298	46,243,882
Franklin Resources, Inc.	788,215	23,047,407
Houlihan Lokey	137,645	13,743,853
Interactive Brokers Group, Inc.	276,322	24,131,200
Invesco Ltd.	1,027,168	17,256,422
Janus Henderson Group PLC	370,623	10,877,785
Jefferies Financial Group, Inc.	556,390	20,469,588
KKR & Co. LP	1,789,474	106,258,966
Lazard Ltd. Class A	303,009	10,635,616
LPL Financial	216,054	49,554,145
MarketAxess Holdings, Inc.	102,590	27,619,280
Morningstar, Inc.	71,173	16,403,953
MSCI, Inc.	215,379	118,044,922
NASDAQ, Inc.	946,128	47,770,003
Northern Trust Corp.	567,507	45,468,661
Raymond James Financial, Inc.	541,353	59,586,725
Robinhood Markets, Inc. (a)	1,838,326	23,640,872
SEI Investments Co.	281,715	17,745,228
State Street Corp.	924,592	66,977,444
Stifel Financial Corp.	284,205	18,058,386
T. Rowe Price Group, Inc.	611,047	75,317,653
TPG, Inc. (b)	177,663	5,228,622
Tradeweb Markets, Inc. Class A	317,808	25,993,516
Virtu Financial, Inc. Class A	247,376	4,591,299
XP, Inc. Class A (a)	919,815	24,844,203
		1,293,634,077
Consumer Finance - 0.7%
Ally Financial, Inc.	749,266	22,882,584
Credit Acceptance Corp. (a)(b)	17,727	9,866,848
Discover Financial Services	702,204	74,117,632
OneMain Holdings, Inc.	310,574	14,124,906
SLM Corp.	667,592	10,801,639
SoFi Technologies, Inc. (a)(b)	2,540,088	29,084,008
Synchrony Financial	1,181,831	40,820,443
		201,698,060
Financial Services - 2.3%
Affirm Holdings, Inc. (a)(b)	602,363	11,679,819
Apollo Global Management, Inc.	1,445,478	118,110,007
Block, Inc. Class A (a)	1,502,155	120,968,542
Corebridge Financial, Inc. (b)	409,567	7,662,999
Equitable Holdings, Inc.	989,943	28,401,465
Euronet Worldwide, Inc. (a)	130,947	11,506,313
Fidelity National Information Services, Inc.	1,640,236	99,037,450
FleetCor Technologies, Inc. (a)	199,084	49,553,998
Global Payments, Inc.	724,817	79,911,074
Jack Henry & Associates, Inc.	201,416	33,751,279
MGIC Investment Corp.	797,581	13,351,506
Rocket Companies, Inc. (a)(b)	346,504	3,787,289
Shift4 Payments, Inc. (a)	150,506	10,383,409
TFS Financial Corp.	138,645	2,011,739
The Western Union Co.	1,036,079	12,619,442
Toast, Inc. (a)(b)	981,019	21,651,089
UWM Holdings Corp. Class A (b)	256,980	1,685,789
Voya Financial, Inc.	271,257	20,143,545
WEX, Inc. (a)	118,394	22,417,904
		668,634,658
Insurance - 4.5%
AFLAC, Inc.	1,667,675	120,639,610
Allstate Corp.	726,701	81,884,669
American Financial Group, Inc.	201,455	24,498,943
Arch Capital Group Ltd. (a)	990,830	76,977,583
Arthur J. Gallagher & Co.	586,692	126,021,442
Assurant, Inc.	146,438	19,697,375
Assured Guaranty Ltd.	157,331	9,405,247
Axis Capital Holdings Ltd.	215,212	11,862,485
Brighthouse Financial, Inc. (a)	184,524	9,619,236
Brown & Brown, Inc.	656,733	46,266,840
Cincinnati Financial Corp.	425,255	45,748,933
CNA Financial Corp.	72,049	2,821,439
Everest Re Group Ltd.	117,225	42,260,785
Fidelity National Financial, Inc.	718,458	28,142,000
First American Financial Corp.	277,465	17,585,732
Globe Life, Inc.	245,741	27,564,768
Hanover Insurance Group, Inc.	98,265	11,151,112
Hartford Financial Services Group, Inc.	843,646	60,641,274
Kemper Corp.	166,652	8,494,252
Kinsale Capital Group, Inc.	60,437	22,520,639
Lincoln National Corp.	467,913	13,120,281
Loews Corp.	524,267	32,845,328
Markel Group, Inc. (a)	36,393	52,759,296
Old Republic International Corp.	752,768	20,753,814
Primerica, Inc.	100,436	21,362,737
Principal Financial Group, Inc.	669,681	53,487,421
Prudential Financial, Inc.	1,016,984	98,128,786
Reinsurance Group of America, Inc.	184,116	25,840,681
RenaissanceRe Holdings Ltd.	135,988	25,397,119
RLI Corp.	111,349	14,855,070
Ryan Specialty Group Holdings, Inc. (a)	256,877	11,133,049
Unum Group	544,142	26,450,743
W.R. Berkley Corp.	589,051	36,338,556
White Mountains Insurance Group Ltd.	6,858	10,609,463
Willis Towers Watson PLC	295,237	62,392,435
		1,299,279,143
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	1,587,822	16,179,906
Annaly Capital Management, Inc.	1,367,184	27,466,727
Rithm Capital Corp.	1,333,955	13,446,266
Starwood Property Trust, Inc. (b)	815,874	16,921,227
		74,014,126
TOTAL FINANCIALS		4,232,187,356
HEALTH CARE - 11.3%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	342,913	67,005,200
Apellis Pharmaceuticals, Inc. (a)	276,130	7,110,348
Biogen, Inc. (a)	399,170	107,851,742
BioMarin Pharmaceutical, Inc. (a)	518,308	45,574,822
Exact Sciences Corp. (a)	494,493	48,232,847
Exelixis, Inc. (a)	888,039	17,503,249
Horizon Therapeutics PLC (a)	620,456	62,213,123
Incyte Corp. (a)	510,525	32,530,653
Ionis Pharmaceuticals, Inc. (a)	394,269	16,334,565
Karuna Therapeutics, Inc. (a)	98,460	19,669,354
Mirati Therapeutics, Inc. (a)	126,373	3,825,311
Natera, Inc. (a)	286,650	12,962,313
Neurocrine Biosciences, Inc. (a)	267,632	27,269,024
Repligen Corp. (a)	153,743	26,376,149
Roivant Sciences Ltd. (a)	675,555	8,093,149
Sarepta Therapeutics, Inc. (a)	247,695	26,847,661
Seagen, Inc. (a)	388,260	74,460,503
Ultragenyx Pharmaceutical, Inc. (a)	187,277	8,075,384
United Therapeutics Corp. (a)	125,008	30,341,942
		642,277,339
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	211,494	79,921,468
Baxter International, Inc.	1,400,451	63,342,399
Dentsply Sirona, Inc.	585,373	24,304,687
DexCom, Inc. (a)	1,071,610	133,479,742
Enovis Corp. (a)	145,191	9,277,705
Envista Holdings Corp. (a)	453,332	15,599,154
Globus Medical, Inc. (a)	219,440	13,225,649
Hologic, Inc. (a)	673,025	53,451,646
ICU Medical, Inc. (a)	55,980	9,974,516
IDEXX Laboratories, Inc. (a)	228,155	126,564,423
Inspire Medical Systems, Inc. (a)	79,614	22,913,705
Insulet Corp. (a)	191,971	53,127,974
Integra LifeSciences Holdings Corp. (a)	197,780	8,993,057
Masimo Corp. (a)	131,566	16,090,522
Novocure Ltd. (a)(b)	290,544	9,483,356
Penumbra, Inc. (a)	100,447	30,471,602
QuidelOrtho Corp. (a)	147,923	12,922,553
ResMed, Inc.	402,226	89,434,951
Shockwave Medical, Inc. (a)	100,411	26,167,107
STERIS PLC	274,757	61,971,441
Tandem Diabetes Care, Inc. (a)	178,387	6,229,274
Teleflex, Inc.	130,115	32,680,985
The Cooper Companies, Inc.	134,578	52,654,988
Zimmer Biomet Holdings, Inc.	581,776	80,372,354
		1,032,655,258
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	248,339	19,626,231
agilon health, Inc. (a)(b)	764,657	14,643,182
Amedisys, Inc. (a)	88,701	8,057,599
AmerisourceBergen Corp.	447,815	83,696,624
Cardinal Health, Inc.	714,630	65,367,206
Chemed Corp.	40,640	21,177,098
DaVita HealthCare Partners, Inc. (a)	149,533	15,250,871
Encompass Health Corp.	273,394	18,052,206
Henry Schein, Inc. (a)	360,932	28,437,832
Laboratory Corp. of America Holdings	245,081	52,430,178
Molina Healthcare, Inc. (a)	160,019	48,724,185
Premier, Inc.	328,331	9,111,185
Quest Diagnostics, Inc.	310,200	41,942,142
R1 RCM, Inc. (a)	423,302	7,314,659
Tenet Healthcare Corp. (a)	279,497	20,886,811
Universal Health Services, Inc. Class B	167,795	23,316,793
		478,034,802
Health Care Technology - 0.4%
Certara, Inc. (a)	330,639	6,437,541
Doximity, Inc. (a)(b)	301,221	10,762,626
Teladoc Health, Inc. (a)(b)	451,163	13,431,123
Veeva Systems, Inc. Class A (a)	401,216	81,936,332
		112,567,622
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	254,198	16,009,390
Agilent Technologies, Inc.	818,219	99,634,528
Avantor, Inc. (a)	1,868,791	38,441,031
Azenta, Inc. (a)	188,587	8,859,817
Bio-Rad Laboratories, Inc. Class A (a)	58,189	23,587,493
Bio-Techne Corp.	430,962	35,942,231
Bruker Corp.	294,038	20,206,291
Charles River Laboratories International, Inc. (a)	140,551	29,451,057
Fortrea Holdings, Inc.	245,080	7,832,757
ICON PLC (a)	225,741	56,753,545
Illumina, Inc. (a)	438,039	84,169,194
IQVIA Holdings, Inc. (a)	510,797	114,295,937
Maravai LifeSciences Holdings, Inc. (a)	304,166	3,440,117
Medpace Holdings, Inc. (a)	64,509	16,331,744
Mettler-Toledo International, Inc. (a)	60,340	75,875,740
QIAGEN NV (a)	629,732	29,484,052
Revvity, Inc.	349,741	43,000,656
Sotera Health Co. (a)	273,397	5,189,075
Syneos Health, Inc. (a)	285,623	12,113,271
Waters Corp. (a)	162,206	44,802,919
West Pharmaceutical Services, Inc.	205,013	75,452,985
		840,873,830
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	498,047	24,165,240
Elanco Animal Health, Inc. (a)	1,356,912	16,377,928
Jazz Pharmaceuticals PLC (a)	169,036	22,045,675
Organon & Co.	707,346	15,547,465
Perrigo Co. PLC	373,539	13,686,469
Royalty Pharma PLC	1,028,435	32,272,290
Viatris, Inc.	3,313,409	34,890,197
		158,985,264
TOTAL HEALTH CARE		3,265,394,115
INDUSTRIALS - 18.8%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	192,667	35,822,575
BWX Technologies, Inc.	252,818	17,444,442
Curtiss-Wright Corp.	105,612	20,209,912
HEICO Corp. (b)	124,938	21,986,589
HEICO Corp. Class A	221,251	31,052,578
Hexcel Corp.	233,348	16,493,037
Howmet Aerospace, Inc.	1,050,618	53,728,605
Huntington Ingalls Industries, Inc.	108,532	24,926,544
Mercury Systems, Inc. (a)	137,262	5,213,211
Spirit AeroSystems Holdings, Inc. Class A	289,420	9,209,344
Textron, Inc.	557,724	43,374,195
TransDigm Group, Inc.	145,244	130,678,932
Woodward, Inc.	163,782	19,716,077
		429,856,041
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	318,364	31,893,706
Expeditors International of Washington, Inc.	425,935	54,221,526
GXO Logistics, Inc. (a)	324,009	21,731,284
		107,846,516
Building Products - 2.1%
A.O. Smith Corp.	339,829	24,681,780
Advanced Drain Systems, Inc. (b)	172,470	21,039,615
Allegion PLC	243,013	28,398,499
Armstrong World Industries, Inc.	123,950	9,588,772
Builders FirstSource, Inc. (a)	352,646	50,932,662
Carlisle Companies, Inc.	140,315	38,895,318
Carrier Global Corp.	2,308,422	137,466,530
Fortune Brands Home & Security, Inc.	350,051	24,878,125
Hayward Holdings, Inc. (a)(b)	305,777	4,085,181
Lennox International, Inc.	88,515	32,523,952
Masco Corp.	622,757	37,788,895
Owens Corning	248,661	34,810,053
The AZEK Co., Inc. (a)	339,401	10,589,311
Trane Technologies PLC	630,923	125,831,283
Trex Co., Inc. (a)	300,716	20,791,504
		602,301,480
Commercial Services & Supplies - 1.5%
Cintas Corp.	240,065	120,522,233
Clean Harbors, Inc. (a)	142,122	23,629,204
Copart, Inc. (a)	1,188,599	105,060,266
Driven Brands Holdings, Inc. (a)	172,037	4,450,597
MSA Safety, Inc.	102,026	16,936,316
RB Global, Inc.	503,020	32,434,730
Republic Services, Inc.	572,262	86,474,511
Rollins, Inc.	612,219	24,996,902
Stericycle, Inc. (a)	254,959	10,833,208
Tetra Tech, Inc.	146,740	24,829,875
		450,167,842
Construction & Engineering - 0.7%
AECOM	362,533	31,540,371
EMCOR Group, Inc.	129,826	27,917,783
MasTec, Inc. (a)	172,123	20,267,483
MDU Resources Group, Inc.	559,446	12,374,946
Quanta Services, Inc.	398,210	80,287,100
Valmont Industries, Inc.	57,437	15,206,446
Willscot Mobile Mini Holdings (a)	544,606	26,113,858
		213,707,987
Electrical Equipment - 1.5%
Acuity Brands, Inc.	88,121	14,561,114
AMETEK, Inc.	637,223	101,063,568
ChargePoint Holdings, Inc. Class A (a)(b)	774,054	6,703,308
Generac Holdings, Inc. (a)	168,412	25,884,924
Hubbell, Inc. Class B	148,381	46,294,872
nVent Electric PLC	455,522	24,088,003
Plug Power, Inc. (a)(b)	1,438,511	18,873,264
Regal Rexnord Corp.	183,150	28,604,367
Rockwell Automation, Inc.	318,352	107,058,594
Sensata Technologies, Inc. PLC	417,658	17,646,051
Sunrun, Inc. (a)	584,282	11,089,672
Vertiv Holdings Co.	895,071	23,280,797
		425,148,534
Ground Transportation - 1.1%
Avis Budget Group, Inc. (a)	56,582	12,464,449
Hertz Global Holdings, Inc. (a)	372,309	6,273,407
J.B. Hunt Transport Services, Inc.	227,981	46,494,445
Knight-Swift Transportation Holdings, Inc. Class A	432,466	26,272,310
Landstar System, Inc.	99,007	20,156,835
Lyft, Inc. (a)	848,904	10,789,570
Old Dominion Freight Lines, Inc.	273,291	114,642,842
Ryder System, Inc.	127,040	12,977,136
Saia, Inc. (a)	73,535	31,115,600
Schneider National, Inc. Class B	151,640	4,672,028
U-Haul Holding Co. (b)	25,002	1,521,622
U-Haul Holding Co. (non-vtg.)	223,386	12,779,913
XPO, Inc. (a)	315,407	21,838,781
		321,998,938
Machinery - 4.7%
AGCO Corp.	173,280	23,063,568
Allison Transmission Holdings, Inc.	251,517	14,761,533
CNH Industrial NV	2,706,998	38,872,491
Crane Co.	132,832	12,445,030
Crane Nxt Co.	133,190	7,878,189
Cummins, Inc.	392,850	102,455,280
Donaldson Co., Inc.	335,259	21,064,323
Dover Corp.	386,412	56,404,560
ESAB Corp.	156,210	10,731,627
Flowserve Corp.	362,150	13,674,784
Fortive Corp.	979,709	76,760,200
Gates Industrial Corp. PLC (a)	327,896	4,465,944
Graco, Inc.	462,756	36,710,433
IDEX Corp.	209,412	47,287,324
Ingersoll Rand, Inc.	1,121,264	73,184,901
ITT, Inc.	228,805	22,788,978
Lincoln Electric Holdings, Inc.	154,553	31,020,333
Middleby Corp. (a)	147,276	22,363,861
Nordson Corp.	158,389	39,852,256
Oshkosh Corp.	180,494	16,618,083
Otis Worldwide Corp.	1,145,379	104,183,674
PACCAR, Inc.	1,420,603	122,356,536
Parker Hannifin Corp.	354,087	145,179,211
Pentair PLC	454,362	31,578,159
RBC Bearings, Inc. (a)	78,276	17,694,290
Snap-On, Inc.	144,145	39,270,864
Stanley Black & Decker, Inc.	424,050	42,095,444
Timken Co.	173,038	16,068,309
Toro Co.	288,235	29,299,088
Westinghouse Air Brake Tech Co.	493,916	58,499,411
Xylem, Inc.	656,949	74,071,000
		1,352,699,684
Marine Transportation - 0.0%
Kirby Corp. (a)	164,920	13,437,682
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	347,101	16,879,522
American Airlines Group, Inc. (a)	1,798,789	30,129,716
Delta Air Lines, Inc.	1,777,816	82,241,768
Southwest Airlines Co.	1,646,636	56,249,086
United Airlines Holdings, Inc. (a)	904,810	49,140,231
		234,640,323
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp. Class A	360,180	43,610,594
Broadridge Financial Solutions, Inc.	324,656	54,516,236
CACI International, Inc. Class A (a)	62,480	21,895,491
Ceridian HCM Holding, Inc. (a)	408,463	28,923,265
Clarivate Analytics PLC (a)(b)	1,303,152	12,392,976
Concentrix Corp.	121,560	10,118,654
Dun & Bradstreet Holdings, Inc.	754,239	8,915,105
Equifax, Inc.	337,576	68,892,510
FTI Consulting, Inc. (a)(b)	92,140	16,139,242
Genpact Ltd.	496,437	17,916,411
Jacobs Solutions, Inc.	348,484	43,703,378
KBR, Inc.	374,509	23,028,558
Leidos Holdings, Inc.	378,071	35,360,981
Manpower, Inc.	139,460	11,000,605
Paychex, Inc.	892,807	112,020,494
Paycom Software, Inc.	143,054	52,752,593
Paycor HCM, Inc. (a)(b)	152,978	4,108,989
Paylocity Holding Corp. (a)	116,301	26,382,882
Robert Half, Inc.	291,229	21,594,630
Science Applications International Corp.	148,797	18,055,028
SS&C Technologies Holdings, Inc.	601,869	35,058,869
TransUnion Holding Co., Inc.	534,867	42,623,551
Verisk Analytics, Inc.	395,324	90,505,477
		799,516,519
Trading Companies & Distributors - 1.7%
Air Lease Corp. Class A	286,432	12,127,531
Core & Main, Inc. (a)(b)	234,730	7,419,815
Fastenal Co.	1,581,969	92,719,203
Ferguson PLC	571,651	92,390,235
MSC Industrial Direct Co., Inc. Class A	127,172	12,834,198
SiteOne Landscape Supply, Inc. (a)	123,065	20,921,050
United Rentals, Inc.	190,066	88,319,869
Univar Solutions, Inc. (a)	429,529	15,523,178
W.W. Grainger, Inc.	123,670	91,329,058
Watsco, Inc. (b)	91,940	34,770,789
WESCO International, Inc.	122,515	21,509,959
		489,864,885
TOTAL INDUSTRIALS		5,441,186,431
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.3%
Ciena Corp. (a)	410,720	17,332,384
F5, Inc. (a)	166,908	26,411,522
Juniper Networks, Inc.	881,438	24,503,976
Lumentum Holdings, Inc. (a)	189,173	9,905,098
Ubiquiti, Inc. (b)	11,488	2,040,843
ViaSat, Inc. (a)(b)	199,226	6,164,052
		86,357,875
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	1,615,614	142,674,872
Arrow Electronics, Inc. (a)	158,647	22,613,543
Avnet, Inc.	251,583	12,201,776
CDW Corp.	374,446	70,047,613
Cognex Corp.	478,329	26,126,330
Coherent Corp. (a)	330,009	15,629,226
Corning, Inc.	2,107,185	71,517,859
IPG Photonics Corp. (a)	83,028	10,914,031
Jabil, Inc.	358,150	39,636,461
Keysight Technologies, Inc. (a)	491,585	79,184,512
Littelfuse, Inc.	66,996	20,406,982
National Instruments Corp.	362,791	21,404,669
TD SYNNEX Corp.	115,079	11,359,448
Teledyne Technologies, Inc. (a)	129,068	49,630,518
Trimble, Inc. (a)	682,460	36,716,348
Vontier Corp.	430,903	13,327,830
Zebra Technologies Corp. Class A (a)	141,764	43,657,641
		687,049,659
IT Services - 2.1%
Akamai Technologies, Inc. (a)	426,205	40,276,373
Amdocs Ltd.	329,446	30,849,323
Cloudflare, Inc. (a)	796,653	54,785,827
Cognizant Technology Solutions Corp. Class A	1,407,495	92,936,895
DXC Technology Co. (a)	628,958	17,390,689
EPAM Systems, Inc. (a)	153,998	36,468,266
Gartner, Inc. (a)	212,646	75,189,499
Globant SA (a)	114,158	19,946,827
GoDaddy, Inc. (a)	426,993	32,916,890
Kyndryl Holdings, Inc. (a)	567,765	7,755,670
MongoDB, Inc. Class A (a)	181,954	77,039,324
Okta, Inc. (a)	415,943	31,969,379
Twilio, Inc. Class A (a)	468,825	30,956,515
VeriSign, Inc. (a)	250,723	52,890,017
		601,371,494
Semiconductors & Semiconductor Equipment - 3.1%
Allegro MicroSystems LLC (a)	185,098	9,552,908
Cirrus Logic, Inc. (a)	152,844	12,349,795
Enphase Energy, Inc. (a)	368,631	55,969,245
Entegris, Inc.	413,581	45,373,972
First Solar, Inc. (a)	294,782	61,137,787
GlobalFoundries, Inc. (a)(b)	217,192	13,832,958
Lattice Semiconductor Corp. (a)	377,249	34,307,024
Marvell Technology, Inc.	2,367,944	154,224,169
Microchip Technology, Inc.	1,490,248	139,993,897
MKS Instruments, Inc.	183,772	20,062,389
Monolithic Power Systems, Inc.	125,691	70,322,858
ON Semiconductor Corp. (a)	1,194,627	128,721,059
Qorvo, Inc. (a)	275,995	30,364,970
Skyworks Solutions, Inc.	440,418	50,370,607
Teradyne, Inc.	431,705	48,756,763
Universal Display Corp.	129,357	18,870,599
Wolfspeed, Inc. (a)(b)	343,357	22,627,226
		916,838,226
Software - 4.5%
Alteryx, Inc. Class A (a)(b)	169,552	7,029,626
ANSYS, Inc. (a)	240,429	82,250,761
AppLovin Corp. (a)(b)	630,787	19,806,712
Aspen Technology, Inc. (a)	77,257	13,790,375
Bentley Systems, Inc. Class B	532,133	28,671,326
Bill Holdings, Inc. (a)(b)	284,055	35,603,454
Black Knight, Inc. (a)	429,343	30,191,400
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	556,997	6,138,107
Confluent, Inc. (a)	512,454	17,700,161
Crowdstrike Holdings, Inc. (a)	583,222	94,283,669
Datadog, Inc. Class A (a)	756,536	88,302,882
DocuSign, Inc. (a)	560,194	30,149,641
Dolby Laboratories, Inc. Class A	163,813	14,515,470
DoubleVerify Holdings, Inc. (a)	311,330	13,106,993
Dropbox, Inc. Class A (a)	725,029	19,539,532
Dynatrace, Inc. (a)	605,271	33,102,271
Elastic NV (a)	215,338	14,309,210
Fair Isaac Corp. (a)	67,124	56,247,898
Five9, Inc. (a)	196,869	17,275,255
Gen Digital, Inc.	1,534,226	29,840,696
GitLab, Inc. (a)	135,311	6,715,485
Guidewire Software, Inc. (a)	225,846	19,156,258
HashiCorp, Inc. (a)	257,090	7,612,435
HubSpot, Inc. (a)	126,504	73,441,897
Informatica, Inc. (a)(b)	117,723	2,241,446
Manhattan Associates, Inc. (a)	170,665	32,532,162
nCino, Inc. (a)(b)	193,136	6,247,950
NCR Corp. (a)	353,221	9,494,580
New Relic, Inc. (a)	152,463	12,803,843
Nutanix, Inc. Class A (a)	636,091	19,209,948
Palantir Technologies, Inc. (a)	5,189,539	102,960,454
Pegasystems, Inc.	116,079	6,123,167
Procore Technologies, Inc. (a)	217,311	16,483,039
PTC, Inc. (a)	301,132	43,908,057
RingCentral, Inc. (a)	236,221	9,770,101
SentinelOne, Inc. (a)(b)	521,161	8,687,754
Smartsheet, Inc. (a)	347,381	15,423,716
Splunk, Inc. (a)	445,825	48,296,222
Teradata Corp. (a)	281,595	16,008,676
Tyler Technologies, Inc. (a)	115,285	45,725,490
UiPath, Inc. Class A (a)(b)	1,040,190	18,806,635
Unity Software, Inc. (a)(b)	795,948	36,486,256
Zoom Video Communications, Inc. Class A (a)	684,768	50,227,733
Zscaler, Inc. (a)	241,722	38,767,374
		1,298,986,117
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	3,583,012	62,272,749
HP, Inc.	2,393,847	78,589,997
NetApp, Inc.	592,376	46,211,252
Pure Storage, Inc. Class A (a)	778,807	28,808,071
Western Digital Corp. (a)	884,891	37,660,961
		253,543,030
TOTAL INFORMATION TECHNOLOGY		3,844,146,401
MATERIALS - 5.9%
Chemicals - 2.9%
Albemarle Corp.	324,325	68,847,711
Ashland, Inc.	139,060	12,704,522
Axalta Coating Systems Ltd. (a)	612,665	19,605,280
Celanese Corp. Class A	273,713	34,320,873
CF Industries Holdings, Inc.	541,517	44,447,715
Corteva, Inc.	1,976,567	111,537,676
DuPont de Nemours, Inc.	1,272,112	98,754,055
Eastman Chemical Co.	328,364	28,101,391
Element Solutions, Inc.	617,987	12,953,008
FMC Corp.	345,833	33,279,510
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	4,250,964	10,669,920
Huntsman Corp.	483,496	14,393,676
International Flavors & Fragrances, Inc.	707,334	59,847,530
LyondellBasell Industries NV Class A	716,729	70,855,829
NewMarket Corp.	17,244	7,789,115
Olin Corp.	357,557	20,623,888
PPG Industries, Inc.	650,307	93,579,177
RPM International, Inc.	352,186	36,384,336
The Chemours Co. LLC	411,594	15,220,746
The Mosaic Co.	916,557	37,358,863
The Scotts Miracle-Gro Co. Class A (b)	114,311	8,006,342
Westlake Corp.	89,597	12,319,588
		851,600,751
Construction Materials - 0.6%
Eagle Materials, Inc.	98,840	18,223,131
Martin Marietta Materials, Inc.	171,018	76,352,696
Vulcan Materials Co.	367,013	80,926,367
		175,502,194
Containers & Packaging - 1.3%
Amcor PLC	4,098,846	42,054,160
Aptargroup, Inc.	181,129	21,999,928
Ardagh Group SA (a)	38,734	229,693
Ardagh Metal Packaging SA	397,119	1,501,110
Avery Dennison Corp.	223,631	41,150,340
Ball Corp.	853,377	50,084,696
Berry Global Group, Inc.	336,271	22,049,289
Crown Holdings, Inc.	293,777	27,250,755
Graphic Packaging Holding Co.	843,146	20,404,133
International Paper Co.	959,175	34,587,851
Packaging Corp. of America	245,045	37,577,651
Sealed Air Corp.	398,102	18,161,413
Silgan Holdings, Inc.	231,291	10,142,110
Sonoco Products Co.	270,693	15,873,438
WestRock Co.	703,491	23,419,215
		366,485,782
Metals & Mining - 1.1%
Alcoa Corp.	492,265	17,815,070
Cleveland-Cliffs, Inc. (a)	1,407,295	24,838,757
MP Materials Corp. (a)(b)	287,966	6,867,989
Nucor Corp.	697,511	120,034,668
Reliance Steel & Aluminum Co.	161,939	47,425,456
Royal Gold, Inc.	181,556	21,812,138
SSR Mining, Inc.	571,100	8,315,216
Steel Dynamics, Inc.	444,961	47,423,943
United States Steel Corp.	622,842	15,882,471
		310,415,708
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	177,915	13,544,669
TOTAL MATERIALS		1,717,549,104
REAL ESTATE - 7.7%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Agree Realty Corp.	246,409	15,962,375
Alexandria Real Estate Equities, Inc.	475,126	59,713,836
American Homes 4 Rent Class A	922,186	34,563,531
Americold Realty Trust	747,768	24,242,639
Apartment Income (REIT) Corp.	411,972	14,229,513
AvalonBay Communities, Inc.	387,128	73,031,697
Boston Properties, Inc.	434,375	28,942,406
Brixmor Property Group, Inc.	828,872	18,848,549
Camden Property Trust (SBI)	287,355	31,347,557
Cousins Properties, Inc.	418,967	10,235,364
CubeSmart	619,396	26,857,011
Digital Realty Trust, Inc.	805,457	100,376,051
EastGroup Properties, Inc.	121,433	21,515,499
EPR Properties	205,493	9,173,208
Equity Lifestyle Properties, Inc.	492,021	35,022,055
Equity Residential (SBI)	1,033,350	68,139,099
Essex Property Trust, Inc.	176,827	43,066,216
Extra Space Storage, Inc.	579,373	80,863,090
Federal Realty Investment Trust (SBI)	223,876	22,727,892
First Industrial Realty Trust, Inc.	365,478	18,895,213
Gaming & Leisure Properties	696,906	33,075,159
Healthcare Trust of America, Inc.	1,051,779	20,541,244
Healthpeak Properties, Inc.	1,515,458	33,082,448
Highwoods Properties, Inc. (SBI)	288,070	7,279,529
Host Hotels & Resorts, Inc.	1,958,132	36,029,629
Invitation Homes, Inc.	1,693,105	60,105,228
Iron Mountain, Inc.	802,166	49,252,992
Kilroy Realty Corp.	322,962	11,529,743
Kimco Realty Corp.	1,675,877	33,953,268
Lamar Advertising Co. Class A	240,632	23,750,378
Medical Properties Trust, Inc. (b)	1,643,564	16,583,561
Mid-America Apartment Communities, Inc.	321,608	48,131,853
National Storage Affiliates Trust	220,997	7,467,489
NNN (REIT), Inc.	502,359	21,440,682
Omega Healthcare Investors, Inc.	648,536	20,688,298
Park Hotels & Resorts, Inc.	608,168	8,289,330
Rayonier, Inc.	406,435	13,461,127
Realty Income Corp.	1,831,503	111,666,738
Regency Centers Corp.	471,501	30,897,461
Rexford Industrial Realty, Inc.	554,765	30,562,004
SBA Communications Corp. Class A	297,497	65,136,968
Simon Property Group, Inc.	899,043	112,020,758
Spirit Realty Capital, Inc.	390,127	15,733,822
Stag Industrial, Inc.	497,190	18,047,997
Sun Communities, Inc.	340,379	44,351,384
UDR, Inc.	908,750	37,149,700
Ventas, Inc.	1,106,756	53,699,801
VICI Properties, Inc.	2,781,225	87,552,963
Vornado Realty Trust	489,403	11,001,779
Welltower, Inc.	1,376,847	113,107,981
Weyerhaeuser Co.	2,028,963	69,106,480
WP Carey, Inc.	587,167	39,651,388
		2,022,101,983
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	858,236	71,499,641
CoStar Group, Inc. (a)	1,119,998	94,046,232
Howard Hughes Corp. (a)	93,205	7,869,298
Jones Lang LaSalle, Inc. (a)	131,216	21,854,025
Zillow Group, Inc.:
Class A (a)	153,145	8,150,377
Class C (a)	427,673	23,162,770
		226,582,343
TOTAL REAL ESTATE		2,248,684,326
UTILITIES - 5.4%
Electric Utilities - 2.6%
Alliant Energy Corp.	695,965	37,401,159
Avangrid, Inc. (b)	196,710	7,294,007
Constellation Energy Corp.	907,797	87,738,580
Edison International	1,047,196	75,356,224
Entergy Corp.	586,378	60,221,021
Evergy, Inc.	616,781	36,988,357
Eversource Energy	965,734	69,851,540
FirstEnergy Corp.	1,508,693	59,427,417
Hawaiian Electric Industries, Inc.	303,417	11,648,179
IDACORP, Inc.	139,807	14,374,956
NRG Energy, Inc.	639,127	24,280,435
OGE Energy Corp.	553,581	20,011,953
PG&E Corp. (a)	4,991,335	87,897,409
Pinnacle West Capital Corp.	313,558	25,968,874
PPL Corp.	2,044,744	56,291,802
Xcel Energy, Inc.	1,526,652	95,766,880
		770,518,793
Gas Utilities - 0.3%
Atmos Energy Corp.	399,259	48,593,813
National Fuel Gas Co.	245,955	13,062,670
UGI Corp.	578,512	15,614,039
		77,270,522
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	353,645	11,023,115
Clearway Energy, Inc.:
Class A	96,334	2,376,560
Class C	226,457	5,980,729
The AES Corp.	1,849,999	40,015,478
Vistra Corp.	1,039,596	29,171,064
		88,566,946
Multi-Utilities - 1.8%
Ameren Corp.	725,483	62,152,129
CenterPoint Energy, Inc.	1,748,334	52,607,370
CMS Energy Corp.	805,694	49,203,733
Consolidated Edison, Inc.	961,396	91,198,025
DTE Energy Co.	570,763	65,238,211
NiSource, Inc.	1,145,006	31,876,967
Public Service Enterprise Group, Inc.	1,377,859	86,970,460
WEC Energy Group, Inc.	874,273	78,562,172
		517,809,067
Water Utilities - 0.4%
American Water Works Co., Inc.	539,831	79,587,284
Essential Utilities, Inc.	672,325	28,432,624
		108,019,908
TOTAL UTILITIES		1,562,185,236
TOTAL COMMON STOCKS (Cost $23,934,201,471)		28,940,859,518

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $5,968,368)	6,000,000	5,967,540

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	149,891,875	149,921,853
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	624,378,727	624,441,165
TOTAL MONEY MARKET FUNDS (Cost $774,359,102)		774,363,018

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $24,714,528,941)	29,721,190,076
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(726,577,627)
NET ASSETS - 100.0%	28,994,612,449

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	198	Sep 2023	54,319,320	2,815,578	2,815,578

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,472,551.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	85,020,796	1,294,074,523	1,229,173,466	826,153	-	-	149,921,853	0.4%
Fidelity Securities Lending Cash Central Fund 5.32%	733,440,398	611,087,098	720,086,331	3,747,843	-	-	624,441,165	2.1%
Total	818,461,194	1,905,161,621	1,949,259,797	4,573,996	-	-	774,363,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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